Reinsurance	12 Months Ended
Dec. 31, 2016
Reinsurance Disclosures [Abstract]
REINSURANCE
REINSURANCE
In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance as of December 31:

	2016	2015
Ceded future policyholder benefits and expense	$289,303	$213,792
Ceded unearned premium	3,158	3,743
Ceded claims and benefits payable	95,936	41,266
Ceded paid losses	476	1,480
Total	$388,873	$260,281

A key credit quality indicator for reinsurance is the A.M. Best financial strength ratings of the reinsurer. The A.M. Best ratings are an independent opinion of a reinsurer’s ability to meet ongoing obligations to policyholders. The A.M. Best ratings for new reinsurance agreements where there is material credit exposure are reviewed at the time of execution. The A.M. Best ratings for existing reinsurance agreements are reviewed on a periodic basis, at least annually. The following table provides the reinsurance recoverable as of December 31, 2016 grouped by A.M. Best rating:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$283,676	$3,158	$95,740	$575	$383,149
A or A–	5,627	—	—	—	5,627
Not rated	—	—	196	(85)	111
Total	289,303	3,158	95,936	490	388,887
Less: Allowance	—	—	—	(14)	(14)
Net Reinsurance recoverable	$289,303	$3,158	$95,936	$476	$388,873

A.M. Best ratings for Sun Life, The Hartford and John Hancock, the reinsurers with the largest reinsurance recoverable balances, are A+, A- and A+, respectively as of December 31, 2016. As of December 31, 2016, A.M. Best has a stable outlook on the financial strength ratings of John Hancock, The Hartford and Sun Life. The total amount of recoverable for these three reinsurers is $387,504 as of December 31, 2016. Most of the assets backing reserves relating to reinsurance recoverables from these 3 counterparties are held in trust.
An allowance for doubtful accounts related to reinsurance recoverables is recorded on the basis of periodic evaluations of balances due from reinsurers (net of collateral), reinsurer solvency, management's experience and current economic conditions. There were no other additions or write-downs charged against the allowance during 2016.

The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years Ended December 31,
	2016			2015			2014
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$9,350	$15,426	$24,776	$9,070	$17,273	$26,343	$8,254	$18,990	$27,244
Premiums assumed	10	2,556	2,566	—	5,251	5,251	295	5,458	5,753
Premiums ceded	(9,350)	(13,473)	(22,823)	(9,070)	(855)	(9,925)	(8,254)	(1,041)	(9,295)
Net earned premiums	$10	$4,509	$4,519	$—	$21,669	$21,669	$295	$23,407	$23,702
Direct policyholder benefits	$92,112	$9,030	$101,142	$20,437	$10,967	$31,404	$80,833	$12,604	$93,437
Policyholder benefits assumed	217	1,823	2,040	21	6,077	6,098	258	3,911	4,169
Policyholder benefits ceded	(92,320)	(7,825)	(100,145)	(20,437)	(738)	(21,175)	(80,833)	(832)	(81,665)
Net policyholder benefits	$9	$3,028	$3,037	$21	$16,306	$16,327	$258	$15,683	$15,941

The Company utilizes ceded reinsurance for loss protection and capital management, business dispositions, client risk and profit sharing.
Business Divestitures
The Company has used reinsurance to exit certain businesses, such as the disposals of AEB, FFG and LTC. Reinsurance was used in these cases to facilitate the transactions because the businesses shared legal entities with operating segments that the Company retained. Assets supporting liabilities ceded relating to these businesses are held mainly in trusts and the separate accounts relating to FFG are still reflected in the Company’s balance sheet.
If the reinsurers became insolvent, the Company would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The reinsurance recoverable from Sun Life was $54,376 as of December 31, 2016. The reinsurance recoverable from The Hartford was $5,627 and $5,050 as of December 31, 2016 and 2015, respectively. The reinsurance recoverable from John Hancock was $327,501 and $248,591 as of December 31, 2016 and 2015, respectively.
The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to Modified Guaranteed Annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.
In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. The Company does not currently have the administrative systems and capabilities to process this business. Accordingly, the Company would need to obtain those capabilities in the event of an insolvency of 1 or more of the reinsurers of these businesses. The Company might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.
As of December 31, 2016, the Company was not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of Sun Life, The Hartford or John Hancock that reinsure the AEB, FFG and LTC businesses and the Company has not been obligated to fulfill any of such reinsurers’ obligations.
Sun Life, John Hancock and The Hartford have paid their obligations when due and there have been no disputes.